Related-Parties Transactions	12 Months Ended
May 31, 2024
Related Party Transactions [Abstract]
Related-Parties Transactions
19.	RELATED-PARTIES TRANSACTIONS
The Group had the following significant balances and transactions with major related parties:

(a)	Amount due from/to related parties:

			Amounts due from related parties, current As of May 31,		Amounts due to related parties, current As of May 31,
	Notes	Relationship	2023	2024	2023	2024
			US$	US$	US$	US$
Metropolis Holding China Limited (“Metropolis”)	(1)	Company controlled by Mr. Yu	2,435	1,399	236	313
Beijing Edutainment World Education Technology Co., Ltd. (“Edutainment World”)	(2)	Long-term investee	4,086	2,944	18	238
Others			2,862	60	92	—

Total			9,383	4,403	346	551

			Amounts due from related parties, non-current As of May 31,
	Notes	Relationship	2023	2024
			US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	1,398	3,130
Others			337	4,143

Total			1,735	7,273

(b)	Transactions:

			Rental expenses For the years ended May 31,
			2022	2023	2024
			US$	US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	11,590	8,387	10,896

			Revenues For the years ended May 31,
			2022	2023	2024
			US$	US$	US$
Edutainment World	(2)	Long -term investee	—	2,098	251
Others			41	—	—

Total			41	2,098	251

			Loans provided to related parties For the years ended May 31,
			2022	2023	2024
			US$	US$	US$
Dianshi Jingwei	(3)	Equity method investee	3,096	—	—
Beijing MaxEn International Education Consulting Company Limited (“Beijing MaxEn”)	(4)	Equity method investee	38,130	—	—
Others			—	2,387	1,388

Total			41,226	2,387	1,388

			Cost For the years ended May 31,
			2022	2023	2024
			US$	US$	US$
Dianshi Jingwei	(3)	Equity method investee	52,380	—	—
Beijing Dongfang Heli Investment and Development Ltd (“Dongfang Heli”)		Equity method investee	1,415	513	—
Edutainment World	(2)	Long-term investee	186	1,253	48
Others			714	—	—

Total			54,695	1,766	48

Note: In June 2023 and February 2024, the Company acquired 9.09% and 90.91% of the sponsorship interest in Beijing Changping District Miaofeng Academy Training School (“Beijing Miaofeng”), held by Mr. Yu, for a consideration of US$
13.8
and US$
138.1
,

respectively. In connection with the acquisition, the Company provided a loan with a principal amount of US$
36.2
million to Beijing Miaofeng primarily for obtaining a land use right that is in the process of registration application by Beijing Miaofeng for the Company’s future operational use. The Company has become the sole sponsor of Beijing Miaofeng since February 2024 and therefore Beijing Miaofeng has since ceased to be a related party.

(1)
As of May 31, 2023 and 2024, the current amounts due from Metropolis, which is an entity acquired by a company wholly-owned by Mr. Yu, the chairman of the Company, were US$2,435 and US$1,399, respectively and the non-current
amounts due from Metropolis were US$1,398 and US$3,130, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2023 and 2024, the right-of-use
assets related to the leases rented from Metropolis were US$15,920 and US$11,696, respectively, and the relevant lease liabilities were US$15,723 and US$11,637, respectively.

(2)
Although the Group can exercise significant influence over Edutainment World, the preferred shares with substantive liquidation rights are

not deemed in substance common shares
.
 Accordingly
,

the
Group’s
investment
in
 preferred shares was accounted for as investment without readily determinable fair values in accordance with ASC 321.
For the year ended May 31, 2022, 2023 and 2024, the Group provided services to Edutainment World, from which the unpaid balance was

US$4,086 and US$2,944 as of May 31, 2023 and 2024, respectively.

(3)
In April 2016, the Group sold 51% of its equity interest in Dianshi Jingwei which became an equity method investee of the Group. In October 2021, the Group entered into a purchase agreement with Dianshi Jingwei for the purchase of learning devices of which $52,380 was further recorded as cost. In November 2022, the Company transferred all its equity interest in Dianshi Jingwei to the founder of Dianshi Jingwei and ceased the business cooperation aforementioned.

(4)
For the year ended May 31, 2022, the Group provided the loans in aggregate of US$38,130 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2022, the outstanding balance of the loans was fully impaired.